Equity Shares (Tables)	12 Months Ended
Mar. 31, 2023
Equity shares [Abstract]
Schedule of Equity Shares Issued and Outstanding	Equity shares have a par value of US$0.000625 per share at APGL. There is no limit on the number of equity shares authorized. As of March 31, 2022, and 2023, there were 64,161,490 and 64,166,360 equity shares issued and outstanding.
	As of March 31,
	2022	2022	2023	2023
	Number of shares	INR in thousands	Number of shares	INR in thousands
Issued:
Outstanding and fully paid:
Equity shares of US$0.000625 par value each
Beginning balance	48,195,962	2,090	64,161,490	2,837
Issuance of new shares (1)	15,828,917	741	-	-
Exercise of ESOPs (2)	136,611	6	4,870	1
Ending balance	64,161,490	2,837	64,166,360	2,838
(1)	During the previous year, the Company’s has raised proceeds of INR 18,621 million (US$245.4 million) net of issuance expenses through its Rights offering and has issued 15,828,917 equity shares (par value $0.000625 per share) at US$15.79 per share. These proceeds from the rights offering have been invested in subsidiaries and are utilised for repayment of existing corporate borrowings.
(2)	Refer Note 21 for details of ESOPs exercised during the year.

Schedule of Changes and Balances to the Components of Accumulated Other Comprehensive Loss	The following represents the changes and balances to the components of accumulated other comprehensive loss:
	Foreign currency translation, net of taxes	Cashflow Hedge, net of taxes	Total accumulated other comprehensive loss, net of taxes
	(INR)	(INR)	(INR)
	(in millions)	(in millions)	(in millions)

Balance as of March 31, 2021	(6,082)	5,110	(972)
Adjustments during the year	2,943	(4,474)	(1,531)
Balance as of March 31, 2022	(3,139)	636	(2,503)
Adjustments during the year	(4,603)	2,867	(1,736)
Balance as of March 31, 2023	(7,742)	3,503	(4,239)
Balance as of March 31, 2023 ((US$) (Note 2(d))	(94.2)	42.6	(51.6)